CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 1.60	$ 1.60
Common stock, authorized (in shares)	1,280	1,280
Common stock, outstanding (in shares)	793	792
Treasury shares (in shares)	6	5